Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net (loss) profit for the year	$ (1,094,135)	$ (893,995)	$ 1,143
Adjustments for:
Provision net of expected credit losses	4,323	50,703	4,526
Provision for expandable spare parts and suppliers obsolescence	(32)	2,075	(3,203)
Provision (recovery) for return conditions, net	18,960	16,114	(27,092)
Provisions (recovery) for legal claims, net	7,555	14,671	(2,973)
Depreciation and amortization	532,994	593,396	350,507
Impairment of property and equipment	1,070	470,661	38,881
Sale and leaseback transactions amortization	(43,844)	(5,399)	(4,747)
Loss (gains) on disposal of assets	88,483	21,562	(16,081)
Loss (gains) on sale or liquidation of subsidiary	26,221	5,487	(10,579)
Fair value adjustment of financial instruments	3,063	2,164	260
Interest income	(4,406)	(9,041)	(10,115)
Interest expense	378,318	299,942	212,294
Deferred tax	53	(2,492)	(6,938)
Current tax	49,378	26,475	27,151
Unrealized foreign currency loss (gain)	(10,070)	5,363	(32,569)
Changes in:
Accounts receivable	14,621	(10,565)	(103,998)
Expendable spare parts and supplies	6,234	(3,150)	10,056
Prepayments	26,541	30,404	(115)
Net current tax	51,089	51,973	13,497
Deposits and other assets	(4,400)	43,655	95,247
Accounts payable and accrued expenses	(146,781)	(123,171)	249,901
Air traffic liability	62,556	(86,731)	(36,569)
Frequent flyer deferred revenue	35,015	(3,001)	37,719
Provision for return conditions	(15,248)	(1,886)	(5,814)
Employee benefits	(28,533)	(1,345)	(29,740)
Income tax paid	(17,221)	(45,534)	(47,547)
Net cash (used in) provided by operating activities	(58,196)	448,335	703,102
Cash flows from investing activities:
Restricted cash	(24,201)	4,558	378
Interest received	4,387	9,619	9,871
Advance payments on aircraft purchase contracts		(21,324)	(111,711)
Return of aircraft advances	50,004	30,312
Acquisition of property and equipment	(86,980)	(246,591)	(430,610)
Proceeds from sale of property and equipment	325,649	233,035	132,369
Redemption in certificates of bank deposits	12,339	11,866	4,640
Acquisition of intangible assets	(43,764)	(29,129)	(116,635)
Liquidation and sale of subsidiaries	(1,778)	(875)	18,000
Acquisition of investments			(78)
Net cash provided by (used in) investing activities	235,656	(8,529)	(493,776)
Cash flows from financing activities:
Proceeds from loans and borrowings	944,580	616,555	303,640
Transaction costs related to bonds	(42,516)	(18,807)
Repayments of loans and borrowings	(350,848)	(637,740)	(483,473)
Interest paid	(136,063)	(275,054)	(208,709)
Sale & leaseback transactions			53,990
Acquisition of non-controlling interest	(26,500)
Dividends paid		(14,057)	(35,508)
Dividends paid to minority shareholding		(36,000)	(56,096)
Net cash provided by (used in) financing activities	388,653	(365,103)	(426,156)
Net increase (decrease) in cash and cash equivalents	566,113	74,703	(216,830)
Effect of movements in exchange rates on cash held	2,554	(5,339)	(17,280)
Cash on deconsolidation of subsidiary			(1,764)
Cash and cash equivalents at beginning of year	342,472	273,108	508,982
Cash and cash equivalents at end of year	$ 911,139	$ 342,472	$ 273,108